Consolidated statements of financial position - CAD ($) $ in Millions	Jun. 30, 2022	Dec. 31, 2021
Current assets
Cash	$ 596	$ 289
Trade and other receivables	3,584	3,949
Inventory	565	482
Contract assets	373	414
Contract costs	594	507
Prepaid expenses	364	254
Other current assets	226	253
Assets held for sale	0	50
Total current assets	6,302	6,198
Non-current assets
Contract assets	237	251
Contract costs	366	387
Property, plant and equipment	28,157	28,235
Intangible assets	15,950	15,570
Deferred tax assets	107	105
Investments in associates and joint ventures	633	668
Post-employment benefit assets	4,247	3,472
Other non-current assets	1,307	1,306
Goodwill	10,724	10,572
Total non-current assets	61,728	60,566
Total assets	68,030	66,764
Current liabilities
Trade payables and other liabilities	4,248	4,455
Contract liabilities	785	799
Interest payable	253	247
Dividends payable	855	811
Current tax liabilities	299	141
Debt due within one year	3,309	2,625
Liabilities held for sale	0	35
Total current liabilities	9,749	9,113
Non-current liabilities
Contract liabilities	239	246
Long-term debt	27,007	27,048
Deferred tax liabilities	5,120	4,679
Post-employment benefit obligations	1,266	1,734
Other non-current liabilities	884	1,003
Total non-current liabilities	34,516	34,710
Total liabilities	44,265	43,823
Equity attributable to BCE shareholders
Contributed surplus	1,151	1,157
Accumulated other comprehensive income	273	213
Deficit	(2,709)	(3,400)
Total equity attributable to BCE shareholders	23,437	22,635
Non-controlling interest	328	306
Total equity	23,765	22,941
Total liabilities and equity	68,030	66,764
Preferred shares
Equity attributable to BCE shareholders
Shares	3,885	4,003
Common shares
Equity attributable to BCE shareholders
Shares	$ 20,837	$ 20,662